Employee benefits and share-based payments (Details 1) - 12 months ended Jun. 30, 2019 $ in Millions	ARS ($)	₪ / shares
Cellcom [Member]
Disclosure of associates [line items]
Amount of outstanding options | $	$ 780,332
Average remaining useful life	1 year 1 month 6 days
Bottom Of Range [Member] | Cellcom [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options		₪ 25.65
Average price of outstanding options		23.75
Top Of Range [Member] | Cellcom [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options		29.97
Average price of outstanding options		27.75
Discount Investment Corporation Ltd. [Member]
Disclosure of associates [line items]
Average price of outstanding options		9.20
Amount of outstanding options | $	$ 4,620,818
Average remaining useful life	4 years
Discount Investment Corporation Ltd. [Member] | Bottom Of Range [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options		7.45
Discount Investment Corporation Ltd. [Member] | Top Of Range [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options		₪ 12.5